Earnings (Loss) Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated:
	For the years ended September 30,
	2022	2023	2024
	RMB	RMB	RMB	USD
Numerator:
Net income (loss) attributable to XChange TEC.INC’s ordinary shareholders	820,023	(71,313)	(226,821)	(32,322)
Net loss from continuing operations attributable to XChange TEC.INC’s ordinary shareholders	(495,083)	(25,102)	(613,166)	(87,376)
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders	1,315,106	(46,211)	386,345	55,054
Denominator:
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	1,025,842,445,700	2,805,073,364,600	21,007,405,473,671	21,007,405,473,671

Net earnings (loss) per share attributable to ordinary shareholders of XChange TEC.INC—Basic and diluted	0.00	(0.00)	(0.00)	(0.00)
Net losses per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC—Basic and diluted	(0.00)	(0.00)	(0.00)	(0.00)
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC—Basic and diluted	0.00	(0.00)	0.00	0.00